Related Party Transactions - Due from related parties (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Oct. 31, 2019 CNY (¥)
Loan to Related Parties
Loan to Related Parties					¥ 200,000,000
Due from Related Parties	$ 38,212,619	¥ 249,337,340		¥ 324,310,746
Allowance for doubtful accounts		107,453,024		96,307,907
Loan to Related Parties					¥ 200,000,000
Allowance for credit losses | $	0		$ 0
Loans to related party
Loan to Related Parties
Due from Related Parties	30,651,341	200,000,000		200,000,000
Service fee receivable from related party
Loan to Related Parties
Due from Related Parties	4,007,562	26,149,345		101,122,751
Noncontrolling interest shareholder | Loans to related party
Loan to Related Parties
Due from Related Parties	$ 3,553,716	¥ 23,187,995		¥ 23,187,995